Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

4.      FAIR VALUE MEASUREMENTS

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities, except for those assets and liabilities that are short term in nature and approximate the fair values, as of the periods presented:

	Level 1	Level 2	Level 3	Total
As of December 31, 2022
Assets:
Investment – Cansativa	—	—	5,679	5,679
Total Assets	$—	$—	$5,679	$5,679
Liabilities:
Loans and borrowings	—	1,530	—	1,530
Warrant liability	—	—	113	113
Total Liabilities	$—	$1,530	$113	$1,643

As of December 31, 2021
Assets:
Investment – Cansativa	—	—	1,458	1,458
Total Assets	$—	$—	$1,458	$1,458
Liabilities:
Loans and borrowings	$—	$7,396	$—	$7,396
Warrant Liability	—	—	2,205	$2,205
Convertible notes	—	17,699	—	17,699
Total Liabilities	$—	$25,095	$2,205	$27,300

Investment — Cansativa

Our investment in Cansativa’s equity securities that was previously accounted for using the equity method was partially divested during the three months ended June 30, 2022. Given that this investment does not have a “readily determinable fair value,” or is not traded in a verifiable public market, the Company accounted for this investment under ASC 321, Investments — Equity Securities. The Company used the practical expedient available under ASU 2016-01, the cost method investment which presents and carries this investment using the alternative measurement method which is cost minus impairment, if any, plus or minus changes resulting from observable price changes in “orderly transactions,” as defined in ASC 321, for the identical or a similar investment of the same issuer. The Company periodically reviews the investments for other than temporary declines in fair value below cost and more frequently when events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. As of December 31, 2022, the Company believes the carrying value of its cost method investments were recoverable in all material respects. Refer to Note 7 for more information.

The following table provides a summary of changes in fair value of the Company’s Level 3 investments for the year ended December 31, 2022:

Level 3
Balance, December 31, 2021 (Measured at equity method)	$1,458
Share of Equity investment loss	$(64)
Partial sale on investments	$(515)
Gain due to change in fair value included in earnings	$4,868
Change in value due to foreign exchange loss	$(68)
Balance, December 31, 2022	$5,679

During the years ended December 31, 2022 and December 31, 2021, there were no transfers between fair value measurement levels.

The change in fair value of warrant liabilities related to private warrants during the year ended December 31, 2022 is as follows:

Private Placement Warrants:	Total Warrant Liability
Warrant liability at December 31, 2021	$2,205
Change in fair value of warrant liability	(2,092)
Warrant liability at December 31, 2022	$113

The Company determined the fair value of its private warrants using the Monte Carlo simulation model. The following assumptions were used to determine the fair value of the Private Warrants as of December 31, 2022 and December 31, 2021:

	As of
	December 31, 2022	December 31, 2021
Risk-free interest rate	4.23%	1.11%
Expected volatility	105%	60%
Share Price	$0.31	$3.10
Exercise Price	$11.50	$11.50
Expiration date	December 18, 2025	December 18, 2025

•        The risk-free interest rate assumptions are based on U.S. dollar zero curve derived from swap rates at the valuation date, with a term to maturity matching the remaining term of warrants.

•        The expected volatility assumptions are based on average of historical volatility based on comparable industry volatilities of public warrants.